Basic and diluted net earnings (loss) per share	6 Months Ended
Jun. 30, 2025
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted earnings (loss) per share have been calculated on the basis of earnings (loss) attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings (loss) per share are computed using the weighted average number of common shares, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, and, if dilutive, potential incremental common shares related to the convertible debentures and the weighted average number of outstanding share options, PSUs, RSUs and DSUs outstanding during the period.
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars except number of shares and per share amounts)	2025	2024	2025	2024
Net earnings from continuing operations attributable to shareholders of AQN	$17.4	$180.1	$112.8	$123.3
Series A preferred share dividend	1.4	1.4	2.8	2.2
Series D preferred share dividend	1.2	1.3	2.4	2.9
Net earnings from continuing operations attributable to common shareholders of AQN	14.8	177.4	107.6	118.2
Earnings (loss) from discontinued operations	6.7	20.6	8.1	(11.7)
Net earnings attributable to common shareholders of AQN – basic and diluted	$21.5	$198.0	$115.7	$106.5
Weighted average number of shares
Basic	768,056,555	701,593,792	767,864,646	695,700,444
Effect of dilutive securities	4,354,954	2,360,493	3,603,651	2,039,030
Diluted average number of shares	772,411,509	703,954,285	771,468,297	697,739,474
Basic and diluted net earnings per share from continuing operations	$0.02	$0.26	$0.14	$0.17
Basic and diluted net earnings (loss) per share from discontinued operations	$0.01	$0.02	$0.01	$(0.02)
Basic and diluted net earnings per share	$0.03	$0.28	$0.15	$0.15
This calculation of diluted shares excludes the potential impact of 4,514,193, and 4,200,806 incremental shares that may become issuable pursuant to outstanding securities of the Company for the three and six months ended June 30, 2025, respectively.